RESTRUCTURING OF JAPAN OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Schedule of restructuring and asset impairment activity
Changes in TJP facility closure related accruals for the years ended December 31, 2015 and 2016 were as follows:

	Asset impairment and related costs (*)	Other restructuring	Total
Accrued balance as of December 31, 2014	$1,196	$3,407	$4,603
Assets impairment related costs and other restructuring charges	3,200	4,116	7,316
Reduction of prior accrual and impairment	(5,841)	(2,466)	(8,307)
Charges against accrual	5,841	--	5,841
Cash payments	(1,296)	(3,113)	(4,409)
Accrued balance as of December 31, 2015	$3,100	$1,944	$5,044
Reduction of prior accrual	(986)	--	(986)
Charges against accrual	--	359	359
Cash payments	(321)	(2,303)	(2,624)
Accrued balance as of December 31, 2016	$1,793	$--	$1,793

(*) Charges associated with asset impairment represent the write-down of the related assets to their new fair value and are recorded concurrently with the recognition of the accrual.